Significant Accounting Policies (Details) - Schedule of finite-lived intangible assets acquired as part of business combination	12 Months Ended
Dec. 31, 2021
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date (In Years)	8 years 8 months 12 days
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date (In Years)	4 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date (In Years)	7 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date (In Years)	5 years
Brand [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life at the Acquisition Date (In Years)	10 years